INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
INVENTORIES
Schedule of inventories

	June 30,	September 30,
	2025	2024
	(unaudited)
Raw materials	$101,537	$75,141
Work-in-progress	233,650	221,250
Finished goods	3,536	136,334
Total	$338,723	$432,725

	2024	2023
Raw materials	$81,008	$212,079
Work in progress	221,250	19,859
Finished goods	136,334	98,089
Total	$438,592	$330,027